Cash and cash equivalents - Table of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
BCRA - Unrestricted current account	$ 141,983,557	$ 130,088,223
Cash	74,253,796	93,935,347
Balances with other local and foreign institutions	2,107,567	5,571,608
Allowances for loan losses	(67,634)	(103,462)
TOTAL	$ 218,277,286	$ 229,491,716	$ 321,102,633	$ 313,286,504